Operating Segments - Summary of Reportable Segments (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [Line Items]
Consolidated revenue		$ 79,221	$ 56,806	$ 21,052	$ 6,361	$ 104,946	$ 146,889	$ 117,957	$ 141,737	$ 163,440	$ 511,529	$ 486,011
Add: Customer inducement costs recorded as a reduction of revenue	[1]									42,908	361,158	358,358
Less: Service cost	[2]									22,217	149,267	170,945
Adjusted Margin										184,131	723,420	673,424
Other income		1,417	479	416	1,360	95	781	152	35	3,672	1,063	220
Personnel expenses		(28,746)	(26,579)	(25,356)	(24,980)	(34,456)	(31,659)	(32,564)	(31,157)	(105,661)	(129,836)	(113,567)
Marketing and sales promotion expenses		(11,768)	(7,795)	(2,294)	(884)	(27,029)	(44,994)	(40,054)	(54,526)	(22,741)	(166,603)	(192,080)
Customer inducement costs recorded as a reduction of revenue	[1]									(42,908)	(361,158)	(358,358)
Certain loyalty program costs related to "All other segments"	[2]									(91)	(5,053)	(2,467)
Other operating expenses		(18,120)	(15,020)	(10,308)	(7,627)	(65,793)	(40,273)	(38,072)	(41,263)	(51,075)	(185,401)	(133,295)
Depreciation and amortization										(33,010)	(33,682)	(26,817)
Impairment of goodwill						(272,160)					(272,160)
Finance income										12,100	3,362	6,459
Finance costs										(4,798)	(21,433)	(11,329)
Impairment in respect of an equity-accounted investee												(9,926)
Share of loss of equity-accounted investees										(168)	(65)	(887)
Loss before tax		$ (967)	$ (3,569)	$ (21,309)	$ (34,704)	$ (338,726)	$ (29,599)	$ (36,597)	$ (42,624)	(60,549)	(447,546)	(168,623)
Reportable Segments [Member] | Air Ticketing [Member]
Disclosure of operating segments [Line Items]
Consolidated revenue										57,013	174,361	166,714
Add: Customer inducement costs recorded as a reduction of revenue	[1]									23,513	75,779	68,632
Less: Service cost	[2]									293	420	1,193
Adjusted Margin										80,233	249,720	234,153
Reportable Segments [Member] | Hotels and Packages [Member]
Disclosure of operating segments [Line Items]
Consolidated revenue										67,976	235,814	237,524
Add: Customer inducement costs recorded as a reduction of revenue	[1]									18,652	265,706	274,915
Less: Service cost	[2]									19,146	141,404	160,824
Adjusted Margin										67,482	360,116	351,615
Reportable Segments [Member] | Bus Ticketing [Member]
Disclosure of operating segments [Line Items]
Consolidated revenue										24,895	65,009	53,745
Add: Customer inducement costs recorded as a reduction of revenue	[1]									667	17,688	13,950
Less: Service cost	[2]									2,712	7,060	8,870
Adjusted Margin										22,850	75,637	58,825
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Consolidated revenue										13,556	36,345	28,028
Add: Customer inducement costs recorded as a reduction of revenue	[1]									76	1,985	861
Less: Service cost	[2]									66	383	58
Adjusted Margin										13,566	37,947	28,831
Certain loyalty program costs related to "All other segments"										$ (91)	$ (5,053)	$ (2,467)

[1]	For purposes of reporting to the CODM, the segment profitability measure i.e. Adjusted Margin is arrived by adding back certain customer inducement costs including customers incentives, customer acquisition cost and loyalty programs costs, which are recorded as a reduction of revenue and reducing service cost.
[2]	Certain loyalty program costs excluded from service cost amounting to USD 91 (March 31, 2020: USD 5,053 and March 31, 2019: USD 2,467) for “All other segments”.